U.S. GOVERNMENT SECURITIES FUND

Portfolio of Investments (Unaudited)

5/31/2021

Security Description	Par Value	Value

Government National Mortgage Association (2.57%)
3.500% 11/20/2044	$174,001	$186,649
5.000% 03/15/2038	87,300	99,948
5.500% 01/15/2025	18,970	21,087
5.500% 04/15/2036	83,817	96,830
6.000% 01/15/2026	60,353	68,640
6.000% 06/15/2038	33,284	39,651
Total Government National Mortgage Association (Cost $463,742)		512,805

United States Treasury Bonds (11.21%)
5.000% 05/15/2037	500,000	712,686
6.000% 02/15/2026	800,000	995,625
6.375% 08/15/2027	400,000	528,391
Total United States Treasury Bonds (Cost $2,032,243)		2,236,702

United States Treasury Notes (85.40%)
0.375% 03/31/2022	2,200,000	2,336,727
0.375% 03/31/2023	500,000	501,290
2.000% 02/15/2022	1,200,000	1,205,238
2.125% 08/15/2021	500,000	536,895
2.125% 02/29/2024	2,600,000	2,733,453
2.125% 05/15/2025	1,300,000	1,366,727
2.250% 08/15/2027	3,800,000	4,065,703
2.500% 08/15/2023	2,900,000	2,940,205
3.125% 11/15/2028	1,200,000	1,353,773
Total United States Treasury Notes (Cost $16,509,782)		17,040,011

Total Investments (Cost $19,005,767)(a) (99.18%)		$19,789,518
Other Net Assets (0.82%)		163,806
Net Assets (100.00%)		$19,953,324

(a)	Aggregate cost for federal income tax purposes is $19,006,527.

At May 31, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$783,751
Unrealized depreciation	(760)
Net unrealized appreciation	$782,991

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.